Financial Information for Reportable Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Unallocated
Segment Reporting Information [Line Items]
Pretax gain related to confidential resolution of a vendor dispute			$ 70
Class action litigation and regulatory reserve	7	320
Money market mutual fund charges		$ 132